Segment Information (Details) $ in Millions	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Sep. 30, 2018 segment	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) segment division	Dec. 31, 2017 USD ($)
Segment Reporting [Abstract]
Number of operating divisions | division				3
Number of reportable segments | segment		3		4
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income			$ 50.9	$ 163.5	$ 116.2
Excluded realized gains (losses)			(12.5)	(70.4)	44.1
Amortization of intangible assets			(74.3)	(82.8)	(81.1)
Closed Block results			(15.8)	(132.8)	35.5
Income (loss) from operations before income taxes			(51.7)	(122.5)	114.7
Benefits
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income			35.8	52.4	34.3
Retirement
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income			60.8	111.7	106.2
Individual Life
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income			17.1	16.0	19.9
Other
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income			$ (62.8)	$ (16.6)	$ (44.2)
Predecessor Company
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income	$ 15.9
Excluded realized gains (losses)	(4.0)
Amortization of intangible assets	0.0
Closed Block results	(24.7)
Income (loss) from operations before income taxes	(12.8)
Predecessor Company | Benefits
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income	7.9
Predecessor Company | Retirement
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income	10.3
Predecessor Company | Individual Life
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income	0.5
Predecessor Company | Other
Segment Reporting Information [Line Items]
Total segment adjusted pre-tax income	$ (2.8)